As filed with the Securities and Exchange Commission April 30, 2013.

File Nos. 033-31326 and 811-05878

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 44	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45	[X]

FRANKLIN VALUE INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment No. 44 (Amendment) to the Registration Statement of Franklin Value Investors Securities (Registrant) on Form N-1A (File No. 811-05878) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on February 27, 2013 under the 1940 Act (Accession No. 0001379491-13-000114) (Amendment No. 43), as pertaining to the Parts A and Parts B of the series’ of the Registrant (Funds).   The Parts A and the Parts B of the Funds, as filed in Amendment No. 42, are incorporated herein by reference.

FVIT P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

OF

FRANKLIN VALUE INVESTORS TRUST

(Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund,

Franklin MicroCap Value Fund and Franklin Small Cap Value Fund)

The prospectus is amended as follows:

I.  The Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Franklin MicroCap Value Fund will offer three classes of shares, Class A, Class R6 and Advisor Class.

II.  The “Fund Summaries – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Balance Sheet Investment Fund beginning on page 10 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.        The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.28%	0.28%	0.28%	0.03%	0.28%
Total annual Fund operating expenses	0.99%	1.74%	1.24%	0.49%	0.74%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class’ lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 670	$ 872	$ 1,091	$ 1,718
Class C	$ 277	$ 548	$ 944	$ 2,052
Class R	$ 126	$ 393	$ 681	$ 1,500
Class R6	$ 50	$ 157	$ 274	$ 616
Advisor Class	$ 76	$ 237	$ 411	$ 918
If you do not sell your shares:
Class C	$ 177	$ 548	$ 944	$ 2,052

III.  The “Fund Summaries – Principal Risks  – Market” sections for the Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund,  Franklin MicroCap Value Fund and Franklin Small Cap Value Fund on pages 12, 19, 25 and 40 are replaced with the following:

Market   The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

IV.  The following is added to the “Fund Summaries – Performance” section for the Franklin Balance Sheet Investment Fund beginning on page 13:

Best Quarter:	Q3'09	19.66%
Worst Quarter:	Q4'08	-22.67%
As of March 31, 2013, the Fund's year-to-date return was 12.99%.

Performance information for Class R6 shares is  not shown because it had not commenced operations as of the date of this prospectus.

V.  The “Fund Summaries – Taxes” sections for the Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund on pages 15, 22, 29 and 43 are replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI.  The “Fund Summaries – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Large Cap Value Fund beginning on page 17 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.        The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.29%	1.00%	0.50%	None	None
Other expenses[1,2]	0.36%	0.36%	0.36%	0.15%	0.36%
Total annual Fund operating expenses	1.40%	2.11%	1.61%	0.90%	1.11%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class’ lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 709	$ 993	$ 1,297	$ 2,158
Class C	$ 314	$ 661	$ 1,134	$ 2,441
Class R	$ 164	$ 508	$ 876	$ 1,911
Class R6	$ 92	$ 286	$ 497	$ 1,105
Advisor Class	$ 113	$ 353	$ 612	$ 1,352
If you do not sell your shares:
Class C	$ 214	$ 661	$ 1,134	$ 2,441

VII.  The  following is added to the “Fund Summaries – Performance” section for the Franklin Large Cap Value Fund beginning on page 20:

Best Quarter:	Q2'09	18.11%
Worst Quarter:	Q4'08	-21.74%
As of March 31, 2013, the Fund's year-to-date return was 11.52%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VIII.  The “Fund Summaries – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin MicroCap Value Fund beginning on page 23 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	None	None

1.        The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class R6	Advisor Class
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.24%	None	None
Other expenses[1]	0.18%	0.07%	0.18%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.18%	0.83%	0.94%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.17%	0.82%	0.93%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class’ lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 687	$ 927	$ 1,186	$ 1,924
Class R6	$ 83	$ 263	$ 458	$ 1,021
Advisor Class	$ 95	$ 299	$ 519	$ 1,154

IX.   The following is added to the “Fund Summaries – Performance” section for the Franklin MicroCap Value Fund beginning on page 27:

Best Quarter:	Q2'09	26.98%
Worst Quarter:	Q4'08	-21.22%
As of March 31, 2013, the Fund's year-to-date return was 12.64%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

X.  The “Fund Summaries – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Small Cap Value Fund beginning on page 37 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.  The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.30%	0.99%	0.50%	None	None
Other expenses[1]	0.35%	0.35%	0.35%	0.08%	0.35%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.28%	1.97%	1.48%	0.71%	0.98%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.27%	1.96%	1.47%	0.70%	0.97%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class’ lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 697	$ 957	$ 1,236	$ 2,031
Class C	$ 299	$ 617	$ 1,062	$ 2,296
Class R	$ 150	$ 467	$ 807	$ 1,768
Class R6	$ 71	$ 225	$ 393	$ 879
Advisor Class	$ 99	$ 311	$ 541	$ 1,201
If you do not sell your shares:
Class C	$ 199	$ 617	$ 1,062	$ 2,296

XI.  The following is added to the “Fund Summaries – Performance” section for the Franklin Small Cap Value Fund beginning on page 41:

Best Quarter:	Q2'09	23.01%
Worst Quarter:	Q4'08	-27.07%
As of March 31, 2013, the Fund's year-to-date return was 10.08%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XII.  The “Fund Details – Management” section beginning on page 70 is revised to add the following:

Effective May 1, 2013, the Franklin Large Cap Value Fund’s investment management agreement was bundled with its fund administration agreement, including the fees of 0.20% payable thereunder.  As of such date, the Fund’s investment management fee became:

•              0.750% of the value of net assets up to and including $500 million;

•              0.650% of the value of net assets over $500 million up to and including $1 billion;

•              0.600% of the value of net assets over $1 billion up to and including $1.5 billion;

•              0.550% of the value of net assets over $1.5 billion up to and including $6.5 billion;

•              0.525% of the value of net assets over $6.5 billion up to and including $11.5 billion;

•              0.500% of the value of net assets over $11.5 billion up to and including $16.5 billion;

•              0.490% of the value of net assets over $16.5 billion up to and including $19 billion;

•              0.480% of the value of net assets over $19 billion up to and including $21.5 billion; and

•              0.470% of the value of net assets over $21.5 billion.

XIII.  The “Fund Details – Management – Special Servicing Agreement” section on page 75 is deleted in its entirety.

XIV.  The first paragraph and the table of the “Fund Details – Your Account – Choosing a Share Class” section beginning on page 105 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75 or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

XV.  The “Fund Details – Your Account – Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investments from certain payments” on page 109 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

XVI.  The following is added to the “Fund Details – Your Account – Choosing a Share Class” beginning on page 105:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XVII.  The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 128:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.\

XVIII.  The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section on page 139 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

FVIT SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2013
OF
FRANKLIN VALUE INVESTORS TRUST

(Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, Franklin MicroCap Fund, Franklin MidCap Value Fund and Franklin Small Cap Value Fund)

The statement of additional information is amended as follows:

I.  The Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Franklin MicroCap Value Fund will offer three classes of shares, Class A, Class R6 and Advisor Class.

II.  The first paragraph under “Management and Other Services – Management fees” section on page 33 is replaced with the following:

Prior to May 1, 2013, the All Cap Value Fund and the Large Cap Value Fund paid the investment manager a fee equal to an annual rate of:

•              0.550% of the value of net assets up to and including $500 million;

•              0.450% of the value of net assets over $500 million up to and including $1 billion;

•              0.400% of the value of net assets over $1 billion up to and including $1.5 billion;

•              0.350% of the value of net assets over $1.5 billion up to and including $6.5 billion;

•              0.325% of the value of net assets over $6.5 billion up to and including $11.5 billion;

•              0.300% of the value of net assets over $11.5 billion up to and including $16.5 billion;

•              0.290% of the value of net assets over $16.5 billion up to and including $19 billion;

•              0.280% of the value of net assets over $19 billion up to and including $21.5 billion; and

•              0.270% of the value of net assets over $21.5 billion.

Effective May 1, 2013, the All Cap Value Fund and the Large Cap Value Fund pay the investment manager a fee equal to an annual rate of:

•              0.750% of the value of net assets up to and including $500 million;

•              0.650% of the value of net assets over $500 million up to and including $1 billion;

•              0.600% of the value of net assets over $1 billion up to and including $1.5 billion;

•              0.550% of the value of net assets over $1.5 billion up to and including $6.5 billion;

•              0.525% of the value of net assets over $6.5 billion up to and including $11.5 billion;

•              0.500% of the value of net assets over $11.5 billion up to and including $16.5 billion;

•              0.490% of the value of net assets over $16.5 billion up to and including $19 billion;

•              0.480% of the value of net assets over $19 billion up to and including $21.5 billion; and

•              0.470% of the value of net assets over $21.5 billion.

III.  The sixth paragraph under “Management and Other Services – Management fees” section on page 33 is replaced with the following:

Prior to May 1, 2013, the MidCap Value Fund paid the investment manager a fee equal to an annual rate of:

•              0.750% of the value of net assets up to and including $500 million;

•              0.650% of the value of net assets over $500 million up to and including $1 billion;

•              0.600% of the value of net assets over $1 billion up to and including $1.5 billion;

•              0.550% of the value of net assets over $1.5 billion up to and including $6.5 billion;

•              0.525% of the value of net assets over $6.5 billion up to and including $11.5 billion;

•              0.500% of the value of net assets over $11.5 billion up to and including $16.5 billion;

•              0.490% of the value of net assets over $16.5 billion up to and including $19 billion;

•              0.480% of the value of net assets over $19 billion up to and including $21.5 billion; and

•              0.470% of the value of net assets over $21.5 billion.

Effective May 1, 2013, the MidCap Value Fund pays the investment manager a fee equal to an annual rate of:

•              0.950% of the value of net assets up to and including $500 million;

•              0.850% of the value of net assets over $500 million up to and including $1 billion;

•              0.800% of the value of net assets over $1 billion up to and including $1.5 billion;

•              0.750% of the value of net assets over $1.5 billion up to and including $6.5 billion;

•              0.725% of the value of net assets over $6.5 billion up to and including $11.5 billion;

•              0.700% of the value of net assets over $11.5 billion up to and including $16.5 billion;

•              0.690% of the value of net assets over $16.5 billion up to and including $19 billion;

•              0.680% of the value of net assets over $19 billion up to and including $21.5 billion; and

•              0.670% of the value of net assets over $21.5 billion.

IV.  The first paragraph under “Management and Other Services – Administrator and services provided” section on page 36 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

V.  The second, third and fourth paragraphs under “Management and Other Services – Administration fees” section on page 36 are replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the All Cap Value Fund, Large Cap Value Fund and MidCap Value Fund’s average daily net assets.

For the last three fiscal years ended October 31, FT Services was paid the following administration fees:

	Administration Fees Paid ($)
	2012	2011	2010
All Cap Value Fund[1]	0	0	0
Balance Sheet Fund	1,712,983	2,116,813	2,301,353
Large Cap Value Fund	272,790	293,825	277,654
MicroCap Value Fund	506,126	534,270	498,079
MidCap Value Fund[2]	0	0	0
Small Cap Value Fund	1,832,206	1,856,373	1,618,239

1. For the fiscal years ended October, 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $49,035, $50,166 and $32,165, respectively. Under an agreement by FT Services to waive its fees, the All Cap Value Fund paid the administration fees shown.

2. For the fiscal years ended October 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $156,811, $165,113 and $118,304, respectively. Under an agreement by FT Services to waive its fees, the MidCap Value Fund paid the administration fees shown.

VI.  The third paragraph under “Shareholder servicing and transfer agent” beginning on page 36 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

VII.  The second paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 47 is replaced with the following:

The All Cap Value Fund and MidCap Value Fund currently offer four classes of shares, Class A, Class C, Class R and Advisor Class. The Balance Sheet Fund, Large Cap Value Fund and Small Cap Value Fund currently offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The MicroCap Value Fund currently offers three classes of shares, Class A, Class R6 and Advisor Class. The Funds may offer additional classes of shares in the future. The full title of each class is:

  Franklin All Cap Value Fund - Class A
  Franklin All Cap Value Fund - Class C
  Franklin All Cap Value Fund - Class R
  Franklin All Cap Value Fund - Advisor Class
  Franklin Balance Sheet Investment Fund - Class A
  Franklin Balance Sheet Investment Fund - Class C
  Franklin Balance Sheet Investment Fund - Class R
  Franklin Balance Sheet Investment Fund - Class R6
  Franklin Balance Sheet Investment Fund - Advisor Class
  Franklin Large Cap Value Fund - Class A
  Franklin Large Cap Value Fund - Class C
  Franklin Large Cap Value Fund - Class R
  Franklin Large Cap Value Fund - Class R6
  Franklin Large Cap Value Fund - Advisor Class
  Franklin MicroCap Value Fund - Class A
  Franklin MicroCap Value Fund - Class R6
  Franklin MicroCap Value Fund - Advisor Class
  Franklin MidCap Value Fund - Class A
  Franklin MidCap Value Fund - Class C
  Franklin MidCap Value Fund - Class R
  Franklin MidCap Value Fund - Advisor Class
  Franklin Small Cap Value Fund - Class A
  Franklin Small Cap Value Fund - Class C
  Franklin Small Cap Value Fund - Class R
  Franklin Small Cap Value Fund - Class R6
  Franklin Small Cap Value Fund - Advisor Class

VIII.  The seventh and eighth paragraphs under “Organization, Voting Rights and Principal Holders” beginning on page 47 are replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
All Cap Value Fund
Franklin Templeton Bank & Trust Custodian for the ERISA 403B of Youth and Family Alternatives Inc. FBO George Magrill 1017 Lake Charles Circle Lutz, FL 33548-4714	R	37.14
Franklin Templeton Bank & Trust Custodian for the ERISA 403B of The Childrens Law Center FBO Nancy Strini 70 Eddy Road Barkhamsted, CT 06063-3355	R	13.08
Franklin Templeton Bank & Trust Custodian for the ERISA 403B of Roman Catholic Diocese of Burlington VT FBO Ann Roth 128 Cedar Ridge Drive Shelburne, VT 05482-6808	R	16.68
Franklin Templeton Bank & Trust Custodian for the 403B of Roman Catholic Diocese of Burlington VT FBO Monica Cayia 109 Farrington Parkway Burlington, VT 05408-2530	R	33.10
Franklin Templeton Bank & Trust Custodian for the Rollover IRA of Charles Rubens II One Franklin Parkway San Mateo, CA 94403-1906	Advisor	7.41
William J. Lippman One Parker Plaza, 9th Floor Fort Lee, NJ 07024-2920	Advisor	11.64
Steven B. Raineri and Claudine Shannon Raineri One Parker Plaza, 9th Floor Fort Lee, NJ 07024-2920	Advisor	6.42
Margaret McGee One Parker Plaza, 9th Floor Fort Lee, NJ 07024-2920	Advisor	7.34
Peter D. Jones and Mary Lee C. Jones 100 Fountain Parkway St. Petersburg, FL 33716-1205	Advisor	22.09
Balance Sheet Fund
PIMS Prudential Retirement as Nominee for the TTEE Cust. PL 008 Empire Today LLC 401(k) 333 Northwest Ave. Northlake, IL 60164	R	6.80
ING Insurance & Annuity Co. Separate Account F 1 Orange Way B3N Windsor, CT 06095-4773	R	32.70
Capital Bank Trust Co. TTEE FBO White River Health System 401(k) 8515 E. Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	R	8.06
Franklin Templeton Bank & Trust FBO Rupert H. Johnson, Jr. One Franklin Parkway San Mateo, CA 94403-1906	Advisor	5.35
Wells Fargo Bank NA FBO Delta Ret. Plan DB P.O Box 1533 Minneapolis, MN 55480-1533	Advisor	5.17
Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Boulevard Charlotte, NC 28288-1076	Advisor	31.29
Mercer Trust Company TTEE FBO Arch Coal Employee Thrift Plan One Investors Way Norwood, MA 02062	Advisor	14.04
Large Cap Value Fund
PIMS Prudential Retirement As Nominee for the TTEE CUST PL 007 403 B 7 Tax Deferred Mutual 1480 Kendale Boulevard East Lansing, MI 48826-2501	R	30.09
William J. Lippman One Parker Plaza, 9th Floor Fort Lee, NJ 07024-2920	Advisor	5.07
Maryellie Johnson DEC TR Rupert H. Johnson, Jr. TRSTE One Franklin Parkway San Mateo, CA 94403-1906	Advisor	9.70
MicroCap Value Fund
Franklin Templeton Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	10.20
Franklin Templeton Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	6.62
Franklin Templeton Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	14.00
MidCap Value Fund
Vivian Chen MD FBO Vivian Chen MD 401(k) Plan 805 S. Wheatley Street, Suite 600 Ridgeland, MS 39157-5005	R	5.90
MG Trust Company Custodian FBO Sanger EBY Design PS 401(k) Plan 717 17th Street, Suite 1300 Denver, CO 80202-3304	R	14.65
Franklin Templeton Bank & Trust Custodian for the ERISA 403B of Youth and Family Alternatives Inc. FBO George M. Magrill 1017 Lake Charles Circle Lutz, FL 33548-4714	R	5.05
MG Trust Company Cust. FBO Apple Hill Animal Hospital Inc. 40 717 17th Street, Suite 1300 Denver, CO 80202-3304	R	6.59
Ken Caviness and Rodney Spriggs and Steve Wilcox TRSTE Vintage Stock 401(k) Plan 202 E. 32nd Street Joplin, MO 64804-3802	R	23.44
Thomas W. Materna TRSTE Thomas W. Materna MD PS PLN 20 Ferry Street Newark, NJ 07105-1420	R	9.47
Margaret McGee One Parker Plaza, 9th Floor Fort Lee, NJ 07024-2920	Advisor	5.46
William J. Lippman One Parker Plaza, 9th Floor Fort Lee, NJ 07024-2920	Advisor	16.70
Small Cap Value Fund
Hartford Life Insurance Co. Separate Account Attn. UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	R	12.22
State Street Bank TRSTE FBO ADP Access 1 Lincoln Street Boston, MA 02111-2901	R	6.59
DWS Trust Co. TRSTE FBO ADP Enterprise Product P.O. Box 1757 Salem, NH 03079-1143	Advisor	5.11

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

IX.  The ninth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 47 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially 26.13% of All Cap Value Fund - Advisor Class, 12.40% of Balance Sheet Fund - Advisor Class, 19.38% of Large Cap Value Fund - Advisor Class, 6.36% of MicroCap Value Fund - Advisor Class, 28.65% of MidCap Value Fund - Advisor Class and 1.30% of Small Cap Value Fund - Advisor Class and less than 1% of the outstanding shares of the other classes. The board members may own shares in other funds in Franklin Templeton Investments.

X. The first paragraph of the “Buying and Selling Shares – Initial sales charges” section beginning on page 50 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

XI. The second paragraph under the section entitled “The Underwriter,” beginning on page 55 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN VALUE INVESTORS TRUST
FILE NOS. 033-31326 and 811-05878

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i) Agreement and Declaration of Trust dated September 11, 1989
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: September 21, 1995

(ii) Certificate of Amendment of Agreement and Declaration of Trust dated September 21, 1995
Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 26, 1995

(b) By-Laws

(i) By-Laws
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: September 21, 1995

(ii) Amendment dated October 10, 2002 to the By-Laws
Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2004

(iii) Amendment dated May 13, 2004 to the By-Laws
Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2004

(iv) Amendment dated July 17, 2006 to the By-Laws
Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2007

(c) Instruments Defining rights of Securities Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders' Voting Powers and Meetings

(c) Article VI, Net Asset Value, Distributions and Redemptions
(d) Article VIII, Miscellaneous: Section 1, 4, 5 and 6

(ii) By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VII, Records and Reports: Section 1, 2, 3 and 5
(c) Article IX, General Matters: Section 3 and 4
(d) Article X, Amendments: Section 1

(iii) Part B, Statement of Additional Information - Item 22

(d) Investment Advisory Contracts

(i) Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC dated April 1, 1999
Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 25, 2000

(ii) Management Agreement between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999
Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 25, 2000

(iii) Management Agreement between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999
Filing: Post-effective Amendment No. 20 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 25, 2000

(iv) Investment Advisory Agreement dated June 1, 2000 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Advisory Services, LLC
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2001

(v) Investment Advisory Agreement between Registrant on behalf of Franklin MidCap Value Fund and Franklin Advisory Services, LLC, dated July 1, 2005
Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: August 29, 2005

(vi) Investment Management Agreement between Registrant on behalf of Franklin All Cap Value Fund and Franklin Advisory Services, LLC dated June 1, 2007
Filing: Post-Effective Amendment No. 35 to Registration Statement on

Form N-1A
File No. 033-31326
Filing Date: February 26, 2008

(vii) Addendum to Investment Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC dated January 1, 2008
Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 26, 2008

(e) Underwriting contracts

(i) Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 25, 2011

(ii) Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 25, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i) Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Registrant: Franklin New York Tax-Free Trust
Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
File No. 33-07785
Filing Date: March 1, 1996

(ii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 1998

(iii) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2004

(iv) Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 24, 2012

(v) Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 20, 2001

(vi) Amendment dated January 5, 2012 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 24, 2012

(vii) Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 20, 2001

(viii) Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 24, 2012

(ix) Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 24, 2012

(x) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Registrant: Franklin New York Tax-Free Trust
Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
File No. 033-07785
Filing Date: March 1, 1996

(xi) Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated

February 16, 1996
Filing: Post-Effective Amendment No. 42 to
Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(h) Other Material Contracts

(i) Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(ii) Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(iii) Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant on behalf of Franklin MidCap Value Fund and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(iv) Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant on behalf of Franklin All Cap Value Fund and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(i) Legal Opinion

(i) Opinion and Consent of Counsel dated July 8, 2005
Filing: Post-Effective Amendment No. 38 to
Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 25, 2011

(j) Other Opinions

(i) Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i) Letter of Understanding relating to Initial Capital of Franklin Balance Sheet Investment Fund dated November 17, 1989
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: September 21, 1995

(ii) Letter of Understanding relating to Initial Capital of Franklin MicroCap Value Fund dated November 29, 1995
Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
File No. 033-31326
Filing date: December 1, 1995

(iii) Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund dated December 4, 1995
Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
File No. 033-31326
Filing date: March 8, 1996

(iv) Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund - Class C dated August 30, 1996
Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2004

(v) Letter of Understanding relating to Initial Capital of Franklin Large Cap Value Fund dated May 30, 2000
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2001

(vi) Letter of Understanding relating to Initial Capital of Franklin MidCap Value Fund dated June 29, 2005
Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: August 29, 2005

(vii) Letter of Understanding relating to Initial Capital of Franklin All Cap Value Fund dated June 1, 2007
Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 26, 2008

(m) Rule 12b-1 Plan

(i) Amended and Restated Class A Distribution Plan pursuant to 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc.,

dated February 1, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(ii) Amended And Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(iii) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(iv) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Value Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(v) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin MidCap Value Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(vi) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin All Cap Value Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(vii) Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, and Franklin Small Cap Value Fund and Franklin/Templeton Distributors, Inc. dated July 13, 2009
Filing: Pose-Effective Amendment No. 37 to Registration Statement N-1A
File No. 033-31326
Filing Date: December 30, 2009

(viii) Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc. dated July 13, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(ix) Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Distributors, Inc. dated July 13, 2009
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 30, 2009

(n) Rule 18f-3 Plan

(i) Amended and Restated Multiple Class Plan on behalf of Franklin MicroCap Value Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(ii) Amended and Restated Multiple Class Plan on behalf of Franklin Small Cap Value Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(iii) Amended and Restated Multiple Class Plan on behalf of Franklin Large Cap Value Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(iv) Amended and Restated Multiple Class Plan on behalf of Franklin Balance Sheet Investment Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 2013

(v) Amended and Restated Multiple Class Plan dated February 28, 2012 on behalf of Franklin MidCap Value Fund

(vi) Amended and Restated Multiple Class Plan dated February 28, 2012 on behalf of Franklin All Cap Value Fund

(p) Code of Ethics

None

Item 30.

Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Agreement and Declaration of Trust, By-Laws, Management Agreements and Distribution Agreement previously filed as exhibits and incorporated herein by reference

Item 31. Business and Other Connections of Investment Adviser

Franklin Advisory Services, LLC (Advisory Services) is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources). The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967),

incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.

Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.

Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

FRANKLIN VALUE INVESTORS TRUST
(Registrant)

By: /s/Steven J. Gray
Steven J. Gray
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

William J. Lippman* William J. Lippman	President and Chief Executive Officer-Investment Management and Trustee Dated: April 26, 2013
Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: April 26, 2013
Robert G. Kubilis Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: April 26, 2013
Frank T. Crohn* Frank T. Crohn	Trustee Dated: April 26, 2013
Burton J. Greenwald* Burton J. Greenwald	Trustee Dated: April 26, 2013
David W. Niemiec* David W. Niemiec	Trustee Dated: April 26, 2013
Charles Rubens, II* Charles Rubens, II	Trustee Dated: April 26, 2013
Robert E. Wade* Robert E. Wade	Trustee Dated: April 26, 2013
Gregory H. Williams* Gregory H. Williams	Trustee Dated: April 26, 2013

*By: /s/Steven J. Gray
Steven J. Gray
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

FRANKLIN VALUE INVESTORS TRUST
REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
EX-99.(a)(i)	Agreement and Declaration of Trust dated September 11, 1989	*
EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated September 21, 1995	*
EX-99.(b)(i)	By-Laws	*
EX-99.(b)(ii)	Amendment dated October 10, 2002 to the By-Laws	*
EX-99.(b)(iii)	Amendment dated May 13, 2004 to the By-Laws	*
EX-99.(b)(iv)	Amendment dated July 17, 2006 to the By-Laws	*
EX-99.(d)(i)	Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC, dated April 1, 1999	*
EX-99.(d)(ii)	Management Agreement between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999	*
EX-99.(d)(iii)	Management Agreement between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999	*
EX-99.(d)(iv)	Investment Advisory Agreement dated June 1, 2000 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Advisory Services, LLC	*
EX-99.(d)(v)	Investment Advisory Agreement between Registrant on behalf of Franklin MidCap Value Fund and Franklin Advisory Services, LLC, dated July 1, 2005	*
EX-99.(d)(vi)	Investment Management Agreement between Registrant on behalf of Franklin All Cap Value Fund and Franklin Advisory Services, LLC dated June 1, 2007	*
EX-99.(d)(vii)	Addendum to Investment Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC dated January 1, 2008	*
EX-99.(e)(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and securities dealers dated May 1, 2010	*
EX-99.(g)(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99.(g)(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99.(g)(iii)	Amendment dated February 27, 1998 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99 (g)(iv)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99 (g)(v)	Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99 (g)(vi)	Amendment dated January 5, 2012 to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99.(g)(vii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001	*
EX-99.(g)(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*
EX-99.(g)(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York made as of May 16, 2001	*
EX-99 (g)(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99(g)(xi)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996	*
EX-99.(h)(i)	Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin	*

Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund	
EX-99.(h)(ii)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Templeton Services, LLC	*
EX-99.(h)(iii)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant on behalf of Franklin MidCap Value Fund and Franklin Templeton Services, LLC	*
EX-99.(h)(iv)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant on behalf of Franklin All Cap Value Fund and Franklin Templeton Services, LLC	*
EX-99.(i)(i)	Opinion and Consent of Counsel dated July 8, 2005	*
EX-99.(l)(i)	Letter of Understanding relating to Initial Capital of Franklin Balance Sheet Investment Fund dated November 17, 1989	*
EX-99.(l)(ii)	Letter of Understanding relating to Initial Capital of Franklin MicroCap Value Fund dated November 29, 1995	*
EX-99.(l)(iii)	Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund dated December 4, 1995	*
EX-99.(l)(iv)	Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund - Class C dated August 30, 1996	*
EX-99.(l)(v)	Letter of Understanding relating to Initial Capital of Franklin Large Cap Value Fund dated May 30, 2000	*
EX-99.(l)(vi)	Letter of Understanding relating to Initial Capital of Franklin MidCap Value Fund dated June 29, 2005	*
EX-99.(l)(vii)	Letter of Understanding relating to Initial Capital Franklin All Cap Value Fund dated June 1, 2007	*
EX-99.(m)(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Templeton Distributors, Inc., dated February 1, 2009	*
EX-99.(m)(ii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on	*

behalf of Franklin MicroCap Value Fund and Franklin Templeton Distributors, Inc. dated February 1, 2009	
EX-99.(m)(iii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Templeton Distributors, Inc. dated February 1, 2009	*
EX-99.(m)(iv)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Templeton Distributions, Inc. dated February 1, 2009	*
EX-99.(m)(v)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin MidCap Value Fund and Franklin Templeton Distributors, Inc. dated February 1, 2009	*
EX-99.(m)(vi)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin All Cap Value Fund and Franklin Templeton Distributors, Inc. dated February 1, 2009	*
EX-99.(m)(vii)	Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, and Franklin Small Cap Value Fund and Franklin Templeton Distributors, Inc. dated July 13, 2009	*
EX-99.(m)(viii)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin Templeton Distributors, Inc. dated July 13, 2009	*
EX-99.(m)(ix)	Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin Templeton Distributors, Inc. dated July 13, 2009	*
EX-99.(n)(i)	Amended and Restated Multiple Class Plan for Franklin MicroCap Value Fund dated December 6, 2012	*
EX-99.(n)(ii)	Amended and Restated Multiple Class Plan for Franklin Small Cap Value Fund dated December 6,	*